Investments in Joint Ventures - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) JointVenture
Disclosure of joint ventures [line items]
Number of joint ventures | JointVenture	2
Credit facility unused | $	$ 350,000
Raizen Combustiveis S A [member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture	50.00%
Raizen Energia S A [member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture	50.00%